PARTNERS III OPPORTUNITY FUND
WPOPX / WPOIX

Summary Prospectus
July 31, 2020
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated July 31, 2020, and as currently filed with the U.S. Securities and Exchange Commission, are incorporated by reference into this Summary Prospectus. You can find the Fund’s Prospectus and other information about the Fund online at www.weitzinvestments.com/literature_and_forms/ prospectuses.fs. You can also get this information at no cost by calling 800-304-9745 or by sending an e-mail request to clientservices@weitzinvestments.com.
Beginning January 1, 2021, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a financial adviser). Instead, the reports will be made available on the Funds’ website https://weitzinvestments.com/resources/product-literature/default.fs, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other Fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all Fund documents electronically as described below.
If you would like to continue to receive the Funds’ future shareholder reports in paper free of charge after January 1, 2021, you can make that request (1) by contacting your financial intermediary, if you invest through a financial intermediary; or (2) if you invest directly with the Funds, by calling 800-304-9745.
If you already receive shareholder reports and other Fund documents electronically, you will not be affected by this change and you need not take any action. If you do not receive shareholder reports and other Fund documents electronically but would like to do so, contact your financial intermediary or, if you invest directly with the Funds, call 800-304-9745. An election to receive shareholder reports in paper will apply to all Funds held with the Weitz Funds and may apply to all funds held with your financial intermediary.
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Institutional Class	Investor Class
Maximum sales charge (load) on purchase	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fees	1.00%	1.00%
Distribution (12b-1) fees	None	None
Other expenses	0.16%	0.74%(1)
Dividend expense on short sales	0.28%	0.29%
Total annual fund operating expenses	1.44%	2.03%

(1) Restated to reflect current expenses. Effective July 31, 2020, the Fund’s administrative services fees were revised.

Weitz Funds – Partners III Opportunity Fund
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Institutional Class	$147	$456	$787	$1,724
Investor Class	$206	$637	$1,093	$2,358

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of the portfolio.
Principal Investment Strategies
The Fund is a “multi-cap” fund and may invest in securities of any market capitalization. The Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies. As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers. The Fund invests in long positions in stocks and other securities, when we anticipate that the value of such securities will increase. The Fund also invests in short positions in stocks and other securities, including short sales of exchange traded funds, when we anticipate a decline in the value of such securities. The Fund has the ability to borrow money to invest in its long positions, and may buy and sell futures contracts, such as stock index futures contracts. The Fund’s mix of long positions and short positions will change over time based on the investment adviser’s assessment of market conditions.
The Fund’s investment strategy for long positions (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company. We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value). At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future. The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.
The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.” We invest with a multiple-year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows. Ideally the business value grows and the stock continues to trade at a discount for long periods of time. We generally will sell these stocks as they approach or exceed our estimate of private market value.
The Fund’s investment strategies for short positions can include (1) selling short an exchange traded fund (“ETF”) or other security that tracks a broad or narrow market index, in hopes of buying the security at a future date at a lower price, (2) simultaneously buying a put option and selling a call option on an ETF or other security that tracks a broad or narrow market index, (3) buying an ETF or other security that is designed to appreciate in value when the value of a broad or narrow market index declines, (4) simultaneously holding a short position in one security and a long position in another security, with the objective of earning positive returns on the combined set of positions, (5) selling a covered call option on a security that the Fund owns for the duration of the option period and (6) holding a short position in an ETF or other security that tracks a broad or narrow market index and adding to the Fund’s long positions in particular stocks by a corresponding amount.
We do not try to “time” the market. However, if there is cash available for investment and there are not securities that meet the Fund’s long or short investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares. In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.
Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:
●
Market Risk As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases such as the COVID-19 pandemic) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.

●
Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.

Weitz Funds – Partners III Opportunity Fund
●
Value Investing Risk Value investors seek to invest in companies whose stock prices are low in relation to their estimated worth or future prospects. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

●
Concentration Risk The risk that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its largest holdings.

●
Large Company Risk Securities of large companies tend to have less overall volatility compared to those of mid-size and small companies; however, large companies may not be able to attain the high growth rates of successful mid-size or small companies. In addition, large companies may be less capable of responding to competitive challenges and disruptive changes.

●
Mid-Size Company Risk Securities of mid-size companies may be more volatile and less liquid, compared to those of large companies, due to the mid-size companies’ limited product lines, markets, financing sources and management depth. Also, securities of mid-size companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.

●
Small Company Risk Securities of small companies may be more volatile and less liquid, compared to those of large and mid-size companies, due to the small companies’ size, limited product lines, markets, financing sources and management depth. Also, securities of small companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.

●
Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

●
Investments in Exchange Traded Funds ETFs that are based on an index incur certain expenses not incurred by their applicable index and, as such, the Fund will incur additional expenses as a result of investing in an ETF. ETFs that are based on an index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index.

●
Short Sales Risk The Fund sells securities that it has borrowed but does not own (“short sales”), which is a speculative technique. The Fund will suffer a loss when the price of a security that it has sold short increases; the loss of value on a short position is theoretically unlimited. Also there may be times when the Fund’s lender demands, or market conditions dictate, that the borrowed securities be returned to the lender on short notice, and the Fund may have to borrower the securities from another lender or purchase the securities at an unfavorable price. In addition, the use of short sales will increase the Fund’s expenses. And because the Fund invests in both long and short equity positions, the Fund has overall exposure to changes in the value of securities, which far exceeds the value of the Fund’s assets. This may magnify gains and losses and increase the volatility of the Fund’s returns.

●
Leverage Risk The Fund may borrow from banks or brokers and pledge its assets in connection with any such borrowing. If the interest and other expenses on borrowings is greater than the Fund’s returns on the proceeds of the borrowings, then the use of leverage will decrease the overall return to the Fund’s shareholders. The use of leverage will also tend to magnify the volatility of the Fund’s returns.

●
Derivatives Risk Derivatives are instruments, such as futures and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. The use of some derivatives requires the Fund to segregate liquid assets to cover the Fund’s obligations under the derivatives agreement or as required by regulations.

●	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.
Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Performance
The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant broad-based securities market indices. The Standard & Poor’s 500 Index, the Fund’s primary comparative index, is generally representative of the market for the stocks of large-size U.S. companies. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements. The Fund’s past performance is not necessarily an indication

Weitz Funds – Partners III Opportunity Fund
of how the Fund will perform in the future both before and after taxes. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.
The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2020 was -6.59%.

BEST AND WORST PERFORMING QUARTERS
(during the period shown above)
	Quarter/Year	Total Return
Best quarter	1st Quarter 2019	19.48%
Worst quarter	3rd Quarter 2011	-12.84%

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2019)
	1 Year	5 Year	10 Year
Institutional Class
Return before taxes	34.22%	5.75%	11.28%
Return after taxes on distributions	32.21%	4.21%	10.17%
Return after taxes on distributions and sale of fund	21.64%	4.27%	9.23%
shares
Investor Class return before taxes(1)	33.48%	5.22%	10.89%
Comparative Indices (reflect no deduction for fees, expenses or taxes):
Standard & Poor’s 500 Index	31.49%	11.70%	13.56%
Russell 3000 Index	31.02%	11.24%	13.42%

(1) Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund’s Institutional Class (and uses the actual expenses of the Fund’s Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund’s Investor Class would have been substantially similar to, yet lower than, the performance of the Fund’s Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but Investor Class shares would have had higher expenses.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Weitz Funds – Partners III Opportunity Fund
Fund Management
Investment Adviser
Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.
Portfolio Manager
Wallace R. Weitz, CFA, and Andrew S. Weitz are jointly and primarily responsible for the day-to-day management of the Fund. Wallace R. Weitz has been a portfolio manager of the Fund since its inception. Andrew S. Weitz became a portfolio manager of the Fund on July 31, 2020.
Purchase and Sale of Fund Shares
For Investor Class shares, the minimum investment required to open an account in the Fund is $2,500. The subsequent minimum investment requirement is $25.
For Institutional Class shares, the minimum investment required to open an account in the Fund is $1,000,000. The subsequent minimum investment requirement is $25.
Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business. You may conduct transactions by mail (Weitz Funds, c/o DST Asset Manager Solutions, Inc., 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.
Tax Information
The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/ or its investment adviser may pay the intermediary an administrative fee to compensate them for the services they provide (commonly referred to as administrative fee payments). These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Weitz Funds – Partners III Opportunity Fund

WPOPX, WPOIX Sum Pro
3102020